Share Capital and Share Premium - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	May 13, 2021
Authorized:
Price per share (in dollars per share)			$ 0.0001
Issued and fully paid:
Price per share (in dollars per share)			$ 0.0001
363,577,853 and 330,134,480 ordinary shares of $0.0001 each	$ 36	$ 33
Ordinary Shares
Authorized:
Ordinary shares authorized (in shares)	2,000,000,000	2,000,000,000
Price per share (in dollars per share)	$ 0.0001	$ 0.0001
2,000,000,000 ordinary shares of $0.0001 each	$ 200	$ 200
Issued and fully paid:
Ordinary shares issued and fully paid (in shares)	363,577,853	330,134,480
Price per share (in dollars per share)	$ 0.0001	$ 0.0001
363,577,853 and 330,134,480 ordinary shares of $0.0001 each	$ 36	$ 33